As filed with the Securities and Exchange Commission on July 27, 2001

                                             Securities Act File No. 333-57634
                                     Investment Company Act File No. 811-02688
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                        ------------------------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        ------------------------------

      [ ] Pre-Effective Amendment No. [X] Post-Effective Amendment No. 1

                       (Check appropriate box or boxes)
                        ------------------------------

                    MERRILL LYNCH MUNICIPAL BOND FUND, INC.
            (Exact Name Of Registrant As Specified In Its Charter)
                        ------------------------------

                                (609) 282-2800
                       (Area Code And Telephone Number)
                        ------------------------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address Of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)
                        ------------------------------

                                Terry K. Glenn
                    Merrill Lynch Municipal Bond Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name And Address Of Agent For Service)
                        ------------------------------

                                  Copies to:
LAURIN BLUMENTHAL KLEIMAN, ESQ.                 MICHAEL J. HENNEWINKEL, ESQ.
SIDLEY AUSTIN BROWN & WOOD LLP                  FUND ASSET MANAGEMENT, L.P.
    One World Trade Center                         800 Scudders Mill Road
    New York, NY 10048-0557                         Plainsboro, NJ 08536

                             ------------------------------

     Title of Securities Being Registered: Shares of Common Stock, par value $.10 per share.

     No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.
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



     This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-57634) (the "Registration Statement") consists of the following:

(1)      Facing Sheet of this Registration Statement.

(2)      Part C of this Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 1 to this Registration Statement filed on March 27, 2001.

     This Post-Effective Amendment No. 1 is being filed solely to file as Exhibit No. 12 to this Registration Statement the tax opinion of Sidley Austin Brown & Wood LLP, tax counsel for the Registrant.

                                    PART C

                               OTHER INFORMATION

Item 15.      Indemnification.

         Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

         Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "Investment Company Act"), may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         In Section 9 of the Class A, Class B, Class C and Class D Shares Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the FAM Distributors, Inc (the "Distributor") and each person, if any, who controls the Distributor within the meaning o the Securities Act of 1933, as amended (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.      Exhibits.

1(a)      --   Articles of Incorporation of the Registrant, dated September
               30, 1976.(a)
1(b)      --   Articles of Amendment to the Articles of Incorporation of the
               Registrant, dated October 4, 1976.(b)
1(c)      --   Articles Supplementary to the Articles of Incorporation of the
               Registrant increasing the authorized capital stock of the
               Insured Portfolio.(c)
1(d)      --   Articles Supplementary to the Articles of Incorporation of the
               Registrant establishing Class B Common Stock of the Limited
               Maturity Portfolio.(d)
2         --   By-Laws of the Registrant.(b)
3         --   Not applicable.
4         --   Form of Agreement and Plan of Reorganization between the
               Registrant and Merrill Lynch Multi-State Municipal Series
               Trust.(e)
5         --   Copies of instruments defining the rights of stockholders, including the relevant portions of the Articles of
               Incorporation of the Registrant, as amended and supplemented, and the By-Laws of the Registrant.(f)
6(a)      --   Form of Advisory Agreement between the Registrant and Fund
               Asset Management, L.P.(a)
7         --   Form of Unified Distribution Agreement between the Registrant and the Distributor.(g)

8         --   None.
9         --   Custody Agreement between the Registrant and The Bank of New
               York.(a)
10(a)     --   Form of Amended and Restated Class B Distribution Plan.(h)
10(b)     --   Form of Amended and Restated Class C Distribution Plan.(h)
10(c)     --   Form of Amended and Restated Class D Distribution Plan.(h)
10(d)     --   Merrill Lynch Select/SM/ Pricing System Plan pursuant to Rule
               18f-3 under the Investment Company Act.(i)
11        --   Opinion and Consent of Brown & Wood LLP.
12        --   Opinion of Sidley Austin Brown & Wood LLP, tax counsel for the
               Registrant.
13        --   Not applicable.
14(a)     --   Consent of Deloitte & Touche LLP, independent auditors for the
               Registrant.(j)
14(b)     --   Consent of Deloitte & Touche LLP, independent auditors for
               Merrill Lynch Arkansas Municipal Bond Fund of Merrill Lynch
               Multi-State Municipal Series Trust.(j)
14(c)     --   Consent of Deloitte & Touche LLP, independent auditors for
               Merrill Lynch Colorado Municipal Bond Fund of Merrill Lynch
               Multi-State Municipal Series Trust.(j)

14(d)     --   Consent of Deloitte & Touche LLP, independent auditors for
               Merrill Lynch New Mexico Municipal Bond Fund of Merrill Lynch
               Multi-State Municipal Series Trust.(j)
14(e)     --   Consent of Deloitte & Touche LLP, independent auditors for
               Merrill Lynch Oregon Municipal Bond Fund of Merrill Lynch
               Multi-State Municipal Series Trust.(j)
15        --   Not applicable.
16        --   Power of Attorney.(k)
17(a)     --   Prospectus, dated October 27, 2000, of the Registrant.(j)
17(b)     --   Statement of Additional Information, dated October 27, 2000, of the Registrant.(j)
17(c)     --   Annual Report to Shareholders of the Registrant, as of June 30,
               2000.(j)
17(d)     --   Semi-Annual Report to Shareholders of the Registrant, as of
               December 31, 2000.(j)
17(e)     --   Annual Report to Shareholders of Merrill Lynch Arkansas
               Municipal Bond Fund of Merrill Lynch Multi-State Municipal
               Series Trust as of July 31, 2000.(j)
17(f)     --   Annual Report to Shareholders of Merrill Lynch Colorado
               Municipal Bond Fund of Merrill Lynch Multi-State Municipal
               Series Trust as of July 31, 2000.(j)
17(g)     --   Annual Report to Shareholders of Merrill Lynch New Mexico
               Municipal Bond Fund of Merrill Lynch Multi-State Municipal
               Series Trust as of July 31, 2000.(j)
17(h)     --   Annual Report to Shareholders of Merrill Lynch Oregon Municipal
               Bond Fund of Merrill Lynch Multi-State Municipal Series Trust
               as of July 31, 2000.(j)
17(i)     --   Semi-Annual Report to Shareholders of Merrill Lynch Arkansas
               Municipal Bond Fund of Merrill Lynch Multi-State Municipal
               Series Trust, as of January 31, 2001.(j)
17(j)     --   Semi-Annual Report to Shareholders of Merrill Lynch Colorado
               Municipal Bond Fund of Merrill Lynch Multi-State Municipal
               Series Trust, as of January 31, 2001.(j)
17(k)     --   Semi-Annual Report to Shareholders of Merrill Lynch New Mexico
               Municipal Bond Fund of Merrill Lynch Multi-State Municipal
               Series Trust, as of January 31, 2001.(j)
17(l)     --   Semi-Annual Report to Shareholders of Merrill Lynch Oregon
               Municipal Bond Fund of Merrill Lynch Multi-State Municipal
               Series Trust, as of January 31, 2001.(j)

_____________________

(a) Filed on October 31, 1980 as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 2-57354) under the Securities Act (the "Registration Statement").
(b) Filed on October 12, 1988 as an Exhibit to Post-Effective Amendment No. 13 to the Registration Statement.
(c) Filed on October 29, 1990 as an Exhibit to Post-Effective Amendment No. 15 to the Registration Statement.
(d) Filed on September 1, 1992 as an Exhibit to Post-Effective Amendment No. 16 to the Registration Statement.
(e) Included as Exhibit I to the Joint Proxy Statement and Prospectus contained in this Registration Statement.
(f)  Reference is made to Article V (section 3), Article VI (sections 3 and
     5), Article VII and Article VIII of the Registrant's Articles of Incorporation filed on October 31, 1980 as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement; and to Article II, Article III (section 3, 5 and 6), Article VII, Article XII, Article XIII and
     Article XV of the Registrant's By-Laws, filed on October 12, 1988 as an Exhibit to Post-Effective Amendment No. 13 to the Registration Statement.
(g) Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Americas Income Fund, Inc. (File No. 33-64398), filed on June 21, 2000.

(h) Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Americas Income Fund, Inc. (File No. 33-64398), filed on June 21, 2000.
(i) Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on January 25, 1996, relating to shares of Merrill Lynch New York Municipal Bond Fund series of Merrill Lynch Multi-State Municipal Series Trust (File No. 2-99473).
(j) Filed on March 26, 2001, as an Exhibit to the Registration Statement on Form N-14 (File No. 333-57634) under the Securities Act of 1933, as amended (the "N-14 Registration Statement").
(k) Included on the signature page of the N-14 Registration Statement filed on March 26, 2001 and incorporated herein by reference.

Item 17.      Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is party of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be field as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be anew registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 27th day of July, 2001.

                                  MERRILL LYNCH MUNICIPAL BOND FUND, INC.
                                  (Registrant)

                                  By:     /s/ Donald C. Burke
                                        --------------------------------------
                                           (Donald C. Burke, Vice President)

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURES                                              TITLE                                          DATE
----------                                              -----                                          ----
    TERRY K. GLENN*                                     President (Principal Executive Officer) and
-------------------------------------------------       Director
    (Terry K. Glenn)

    DONALD C. BURKE*                                    Vice President and Treasurer (Principal
-------------------------------------------------       Financial and Accounting Officer)
    (Donald C. Burke)

    RONALD W. FORBES*                                   Director
-------------------------------------------------
    (Ronald W. Forbes)

    CYNTHIA A. MONTGOMERY*                              Director
-------------------------------------------------
    (Cynthia A. Montgomery)

    CHARLES C. REILLY*                                  Director
-------------------------------------------------
    (Charles C. Reilly)

    KEVIN A. RYAN*                                      Director
-------------------------------------------------
    (Kevin A. Ryan)

    ROSCOE S. SUDDARTH*                                 Director
-------------------------------------------------
    (Roscoe S. Suddarth)

    RICHARD R. WEST*                                    Director
-------------------------------------------------
    (Richard R. West)

    EDWARD D. ZINBARG*                                  Director
-------------------------------------------------
    (Edward D. Zinbarg)

*By:   /s/ Donald C. Burke                                      July 27, 2001
    ---------------------------------------------
(Donald C. Burke, Attorney-in-Fact)

                                 EXHIBIT INDEX

  Exhibit
  Number
                                   Description
12    Opinion of Sidley Austin Brown & Wood LLP, tax counsel to the Registrant.

                                                                 July 23, 2001



National Portfolio of Merrill Lynch Municipal Bond Fund, Inc.
800 Scudders Mill Road
Plainsboro, New Jersey 08536

Merrill Lynch Arkansas Municipal Bond Fund
800 Scudders Mill Road
Plainsboro, New Jersey  08536

Merrill Lynch Colorado Municipal Bond Fund
800 Scudders Mill Road
Plainsboro, New Jersey 08536

Merrill Lynch New Mexico Municipal Bond Fund
800 Scudders Mill Road
Plainsboro, New Jersey 08536


              Re: Reorganization of the National Portfolio, a series of Merrill Lynch Municipal Bond Fund, Inc., and Merrill Lynch Arkansas Municipal Bond Fund, Merrill Lynch Colorado Municipal Bond Fund, and Merrill Lynch New Mexico Fund Municipal Bond Fund, each a series of Merrill Lynch Multi-State Municipal Series Trust
                    ----------------------------------------------------------

Ladies and Gentlemen:

         You have requested our opinion as to certain Federal income tax consequences of the acquisition by the National Portfolio (the "National Portfolio"), a series of Merrill Lynch Municipal Bond Fund, Inc. ("Municipal Bond Fund") of substantially all of the assets of, and the assumption by the National Portfolio of substantially all of the liabilities of, Merrill Lynch Arkansas Municipal Bond Fund (the "Arkansas Fund"), Merrill Lynch Colorado Municipal Bond Fund (the "Colorado Fund"), and Merrill Lynch New Mexico Municipal Bond Fund (the "New Mexico Fund") (each, a "State Fund" and collectively, the "State Funds"), each a series of Merrill Lynch Multi-State Municipal Series Trust ("Municipal Series Trust"), and the simultaneous distribution of newly-issued shares of common stock, par value $.10 per share, of the National Portfolio, to the shareholders of each State Fund (the "Reorganization"). After the Reorganization, each State Fund will cease to operate as a separate series of Municipal Series Trust, will have no assets remaining, will have final federal and state (if any) tax returns filed on its behalf and will have all of its shares cancelled under Massachusetts law.

         This opinion letter is furnished pursuant to (i) the section entitled "The Reorganization--Terms of the Agreement and Plan--Required Approvals" in the Joint Proxy Statement and Prospectus, dated April 26, 2001, of the State Funds and the National Portfolio (the "Joint Proxy Statement and Prospectus") and (ii) Sections 8(h) and 9(h) of the Agreement and Plan of Reorganization, dated as of April 25, 2001, by and between Municipal Bond Fund, on behalf of the National Portfolio, and Municipal Series Trust, on behalf of each State Fund and Merrill Lynch Oregon Municipal Bond Fund (the "Plan"). All terms used herein, unless otherwise defined, are used as defined in the Plan.

         In rendering our opinion, we have reviewed and relied upon (a) the Plan, (b) the Registration Statement on Form N-14 of Municipal Bond Fund (File No. 333-57634), Pre-Effective Amendment No. 1 thereto and a copy of the Joint Proxy Statement and Prospectus and the Statement of Additional Information as filed under Rule 497 under the Securities Act of 1933, as amended (the "1933 Act") (collectively, the "N-14 Registration Statement"), and (c) certain representations concerning the Reorganization made by the National Portfolio and each State Fund, dated July 23, 2001 (the "Representations").

         Based upon current law, including cases and administrative interpretations thereof and on the reviewed materials listed above, it is our opinion that:

         1. The acquisition by the National Portfolio of substantially all of the assets of each State Fund, as described in the Plan, will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and the National Portfolio and each State Fund will each be a "party" to a reorganization within the meaning of Section 368(b) of the Code.

         2. In accordance with Section 361(a) of the Code, no State Fund will recognize any gain or loss either on the transfer of substantially all of its assets to the National Portfolio in exchange solely for National Portfolio common stock or on the simultaneous distribution of the National Portfolio common stock to its shareholders.

         3. Under Section 1032 of the Code, the National Portfolio will recognize no gain or loss as a result of the Reorganization.

         4. In accordance with Section 354(a)(1) of the Code, shareholders of each State Fund will recognize no gain or loss on the exchange of their respective shares of beneficial interest for National Portfolio common stock.

         5. The basis of the assets of each State Fund received by the National Portfolio will be the same as the basis of such assets to such State Fund immediately before the Reorganization under Section 362(b) of the Code.

         6. Under Section 358 of the Code, the basis of National Portfolio common stock received by shareholders of each State Fund will be the same as the basis of their respective shares of beneficial interest exchanged pursuant to the Reorganization.

         7. Under Section 1223 of the Code, the holding period of National Portfolio common stock received in the Reorganization will include the holding period of the respective State Fund shares of beneficial interest exchanged pursuant to the Reorganization, provided that such shares were held as a capital asset on the date of the Reorganization.

         8. The holding period of the assets acquired by the National Portfolio from each State Fund will include the period during which such assets were held by such State Fund under Section 1223 of the Code.

         9. Pursuant to Section 381(a) of the Code and Section 1.381(a)-1 of the Income Tax Regulations, the National Portfolio will succeed to and take into account the items of each State Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder. Under Section 381(b) of the Code, the tax year of each State Fund will end on the date of the Reorganization.

         Our opinion represents our best legal judgment with respect to the proper Federal income tax treatment of the Reorganization, based on the facts contained in the Plan, the N-14 Registration Statement and the Representations. Our opinion assumes the accuracy of the facts as described in the Plan, the N-14 Registration Statement and the Representations and could be affected if any of the facts as so described are inaccurate.

         We are furnishing this opinion letter to the addressees hereof, solely for the benefit of such addressees in connection with the Reorganization. This opinion letter is not to be used, circulated, quoted or otherwise referred to for any other purpose.

                                      Very truly yours,

                                      /s/ Sidley Austin Brown & Wood LLP